LEASES - Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
2025	$ 322
2026	251
2027	188
2028	137
2029	102
Thereafter	378
Total operating lease payments	1,378
Less: Imputed interest	165
Operating Lease, Liability	$ 1,213	$ 1,362